High Income Securities Fund
Portfolio of Investments
May 31, 2020 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 77.50%
Closed-End Funds - 64.06%
BrandywineGLOBAL Global Income Fund	376,470	$4,457,405
Eaton Vance Floating-Rate Income Fund	215,470	2,958,403
Eaton Vance Senior Income Trust	165,329	867,977
First Trust High Income Long/Short Fund	24,571	340,554
First Trust Senior Floating Rate Income Fund II	65,574	729,183
Franklin Universal Trust	208,903	1,428,897
Invesco High Income Trust II	1,240	14,489
New America High Income Fund	31,246	246,218
Nuveen H-1 2020 Target Term Fund	27,241	254,431
PGIM Global High Yield Fund, Inc.	107,409	1,364,094
Pioneer Diversified High Income Trust	159,523	1,871,205
Pioneer Floating Rate Trust	243,088	2,180,499
Rivernorth Marketplace Lending Corp.	143,147	2,164,383
Vertical Capital Income Fund	310,942	3,013,028
Voya Prime Rate Trust	288,940	1,155,760
Western Asset Corporate Loan Fund, Inc.	296,865	2,529,290
Western Asset Global High Income Fund	1,200	10,884
Western Asset High Income Opportunity Fund, Inc.	422,826	1,983,054
Western Asset Variable Rate Strategic Fund	101,701	1,531,617
		29,101,371
Business Development Companies -13.44%
Barings BDC, Inc.	251,803	1,953,991
Crescent Capital BDC, Inc.	126,552	1,552,793
FS KKR Capital Corp.	397,039	1,473,015
Garrison Capital, Inc.	314,872	1,057,970
THL Credit, Inc.	22,223	67,780
		6,105,549
Total Investment Companies (Cost $40,079,753)		35,206,920

CONVERTIBLE PREFERRED STOCKS - 0.03%
Basic Materials - 0.00%
Smurfit-Stone Container Corp. Escrow, 0.00% (a)(c)	65,720	657
Energy - 0.03%
Nine Point Energy, 6.75% (a)(c)	24	14,117
Total Convertible Preferred Stocks (Cost $24,000)		14,774

OTHER COMMON STOCKS - 0.03%
Energy - 0.03%
MWO Holdings, LLC Units (a)(c)	39	3,231
Nine Point Energy (a)(c)	1,190	8,592
Total Other Common Stocks (Cost $40,372)		11,823

PREFERRED STOCKS - 1.47%
Investment Companies - 0.93%
Capital Southwest Corp.	11,289	269,694
Saratoga Investment Corp.	6,493	152,746
		422,440
Investment Management & Advisory Services - 0.54%
B Riley Financial, Inc.	12,000	246,720
Total Preferred Stocks (Cost $704,805)		669,160

SPECIAL PURPOSE ACQUISITION VEHICLES - 14.96%	Shares/Units
Apex Technology Acquisition Corp. Units (a)	50,000	504,000
B Riley Principal Merger Co. Units (a)	50,000	499,505
DFP Healthcare Acquisition Corp. Units (a)	42,000	421,260
DiamondPeak Holdings Corp. - Class A (a)	50,000	496,500
Finserv Acquisition Corp. Units (a)	31,330	309,227
Fortress Value Acquisition Corp. Units (a)	50,000	500,500
Forum Merger II Corp. - Class A (a)	59,587	769,268
GigCapital3, Inc. (a)	56,550	562,107
Haymaker Acquisition Corp. II - Class A (a)	40,341	401,796
Haymaker Acquisition Corp. II Units (a)	1	10
Juniper Industrial Holdings, Inc. Units (a)	47,346	473,934
Landcadia Holdings II, Inc. Units (a)	69,000	690,690
Pivotal Investment Corp. II - Class A (a)	15,000	149,025
Proptech Acquisition Corp. Units (a)	20,500	205,000
SC Health Corp. Units (a)(f)	45,515	468,805
Software Acquisition Corp. - Class A (a)	28,476	278,495
Thunder Bridge Acquisition Corp. - Class A (a)(f)	6,707	66,198
Tuscan Holdings Corp. II Units (a)	1	10
Total Special Purpose Acquisition Vehicles (Cost $6,611,354)		6,796,330

	Principal
CONVERTIBLE NOTES - 0.00%	Amount
Communication Services - 0.00%
Powerwave Technologies, Inc. Unsecured
3.875%, 10/01/2027 (a)(b)(c)(d)	$1,160,000	116
Total Convertible Notes (Cost $1,033,950)		116
	Shares
RIGHTS - 0.08%
Agba Acquisition Ltd. (Expiration: February 16, 2021) (a)(f)	36,750	3,675
GigCapital2, Inc. (Expiration: December 10, 2020) (a)	102,250	32,720
Total Rights (Cost $21,585)		36,395

WARRANTS - 0.28%
Agba Acquisition Ltd. (a)(f)
Expiration: May 2024
Exercise Price: $11.50	36,750	2,205
Churchill Capital Corp. (a)
Expiration: July 2024
Exercise Price: $11.50	29,554	53,788
DiamondPeak Holdings Co. (a)
Expiration: April 2024
Exercise Price: $11.50	7,000	5,249
GigCapital2, Inc. (a)
Expiration: July 2024
Exercise Price: $11.50	102,250	30,624
Haymaker Acquisition Corp. (a)
Expiration: October 2026
Exercise Price: $11.50	13,447	12,102
Pivotal Investment Corp. II (a)
Expiration: June 2025
Exercise Price: $11.50	5,000	2,550
Software Acquisition Group, Inc. (a)
Expiration: October 2026
Exercise Price: $11.50	14,238	7,119
Tuscan Holdings Corp. II (a)
Expiration: July 2025
Exercise Price: $11.50	91,983	13,798
Total Warrants (Cost $146,464)		127,435

MONEY MARKET FUNDS - 5.34%
Fidelity Institutional Government Portfolio - Class I, 0.080% (e)	1,211,473	1,211,473
STIT-Treasury Portfolio - Institutional Class, 0.081% (e)	1,211,473	1,211,473
Total Money Market Funds (Cost $2,422,946)		2,422,946

Total Investments (Cost $51,085,229) - 99.69%		45,285,899
Other Assets in Excess of Liabilities - 0.31%		140,468
TOTAL NET ASSETS - 100.00%		$45,426,367

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at May 31, 2020.
(c)	Fair valued securities. The total market value of these securities was $26,713, representing 0.06% of net assets. Value determined using significant unobservable inputs.
(d)	Default or other conditions exist and security is not presently accruing income.
(e)	The rate shown represents the 7-day yield at May 31, 2020.
(f)	Foreign-issued security.

The accompanying notes are an integral part of these schedule of investments.

Security valuation - Portfolio securities and other investments are valued using policies and procedures adopted by the Trustees. The Trustees have formed a Valuation
Committee to oversee the implementation of these procedures.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees. Such services or dealers determine valuations for normal institutional size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the Fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security, the security will be valued at fair value in accordance with policies and procedures approved by the Trustees.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S.
Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)	Total
Investment Companies
Closed-End Funds	$29,101,371	$-	$-	$29,101,371
Business Development Companies	6,105,549	-	-	6,105,549
Convertible Preferred Stocks
Basic Materials	-	-	657	657
Energy	-	-	14,117	14,117
Other Common Stocks	-	-	11,823	11,823
Preferred Stocks		-	-	-
Investment Companies	422,440			422,440
Investment Management & Advisor Services	246,720			246,720
Special Purpose Acquisition Vehicles	4,144,664	2,651,666	-	6,796,330
Convertible Notes	-	-	116	116
Rights	32,720	3,675	-	36,395
Warrants	111,433	16,002	-	127,435
Money Market Funds	2,422,946	-	-	2,422,946
Total	$42,587,843	$2,671,343	$26,713	$45,285,899

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The fair value of derivative instruments as reported within the Schedule of Investments as of May 31, 2020:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants		$ 127,435

The effect of derivative instruments on the Statement of Operations for the period ended May 31, 2020:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for a s hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain	$ -
on Investments

Change in Unrealized Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized depreciation of investements	$ (24,414)